Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: current maturities	$ (40,433)		$ (163,512)
Long-term debt, less current maturities	2,732,200		2,300,482
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(40,433)		(163,512)
Long-term debt, less current maturities	2,732,200		2,300,482
Southwest Gas Corporation
Debt Instrument [Line Items]
Less: current maturities	0		(125,000)
Long-term debt, less current maturities	2,438,206		1,991,333
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	0		(125,000)
Long-term debt, less current maturities	$ 2,438,206		1,991,333
Debentures | Notes, 4.45%, due 2020 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.45%	4.45%
Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.10%
Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.875%
Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.875%
Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.80%
Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.70%
Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.15%
Debentures | Notes, 2.2%, due 2030 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	2.20%	2.20%
Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	8.00%
Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	7.78%
Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	7.92%
Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.76%
Carrying Amount
Debt Instrument [Line Items]
Less: current maturities	$ (40,433)		(163,512)
Long-term debt, less current maturities	2,732,200		2,300,482
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(40,433)		(163,512)
Long-term debt, less current maturities	2,732,200		2,300,482
Carrying Amount | Southwest Gas Corporation
Debt Instrument [Line Items]
Less: current maturities	0		(125,000)
Long-term debt, less current maturities	2,438,206		1,991,333
Long-term Debt, Current and Noncurrent Abstract
Long-term debt	2,438,206		2,116,333
Less: current maturities	0		(125,000)
Long-term debt, less current maturities	2,438,206		1,991,333
Carrying Amount | Centuri
Debt Instrument [Line Items]
Less: current maturities	(40,433)		(38,512)
Long-term debt, less current maturities	293,994		309,149
Unamortized debt issuance costs	(820)		(1,101)
Long-term Debt, Current and Noncurrent Abstract
Long-term debt	334,427		347,661
Less: current maturities	(40,433)		(38,512)
Long-term debt, less current maturities	293,994		309,149
Centuri term loan/secured revolving credit facility	225,828		243,711
Carrying Amount | Centuri secured revolving credit facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	26,626		60,021
Carrying Amount | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Line of credit facility	150,000		150,000
Carrying Amount | Centuri term loan facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	226,648		244,812
Carrying Amount | Centuri other debt obligations | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri other debt obligations	81,973		43,929
Carrying Amount | Debentures | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	2,089,678		1,768,050
Unamortized discount and debt issuance costs	(17,822)		(14,450)
Carrying Amount | Debentures | Notes, 4.45%, due 2020 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	0		125,000
Carrying Amount | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	125,000		125,000
Carrying Amount | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	250,000		250,000
Carrying Amount | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	250,000		250,000
Carrying Amount | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	300,000		300,000
Carrying Amount | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	300,000		300,000
Carrying Amount | Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	300,000		300,000
Carrying Amount | Debentures | Notes, 2.2%, due 2030 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	450,000
Carrying Amount | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	75,000		75,000
Carrying Amount | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	25,000		25,000
Carrying Amount | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	25,000		25,000
Carrying Amount | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	7,500		7,500
Carrying Amount | IDRBs | Southwest Gas Corporation
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(1,472)		(1,717)
Unsecured debt	198,528		198,283
Carrying Amount | IDRBs | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount | IDRBs | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount | IDRBs | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount | IDRBs | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Fair Value | Centuri secured revolving credit facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	26,645		60,057
Fair Value | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Line of credit facility, fair value	150,000		150,000
Fair Value | Centuri term loan facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	230,824		252,182
Fair Value | Centuri other debt obligations | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri other debt obligations	84,246		44,787
Fair Value | Debentures | Notes, 4.45%, due 2020 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	0		126,673
Fair Value | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	174,858		162,666
Fair Value | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	258,825		258,550
Fair Value | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	317,190		291,928
Fair Value | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	347,046		308,307
Fair Value | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	344,553		320,685
Fair Value | Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	370,278		330,138
Fair Value | Debentures | Notes, 2.2%, due 2030 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	474,552
Fair Value | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	99,723		96,905
Fair Value | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	26,663		27,500
Fair Value | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	33,802		32,543
Fair Value | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	9,613		9,156
Fair Value | IDRBs | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Fair Value | IDRBs | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Fair Value | IDRBs | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Fair Value | IDRBs | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	$ 50,000		$ 50,000